OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER ASSETS
Schedule of other assets
	2017	2016

Deferred connection costs	$10,437	$13,555
Other	2,969	3,309

	$13,406	$16,864